United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/14

Date of Reporting Period: Quarter ended 02/28/14

Item 1. Schedule of Investments

Federated Government Cash Series
Portfolio of Investments
February 28, 2014 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—43.2%
$45,000,000	[1]	Federal Farm Credit System Discount Notes, 0.050%—0.100%, 4/30/2014 - 5/7/2014	$44,994,194
94,750,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.095%—0.320%, 3/2/2014 - 3/30/2014	94,758,270
13,000,000		Federal Farm Credit System Notes, 0.150%—1.625%, 6/24/2014 - 11/19/2014	13,074,273
296,250,000	[1]	Federal Home Loan Bank System Discount Notes, 0.030%—0.140%, 3/5/2014 - 8/25/2014	296,225,730
127,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.105%—0.180%, 3/3/2014 - 5/25/2014	126,989,829
357,515,000		Federal Home Loan Bank System Notes, 0.080%—1.375%, 4/7/2014 - 2/27/2015	357,516,349
19,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.110%—0.130%, 5/7/2014 - 7/22/2014	18,993,635
19,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.135%, 3/16/2014	18,998,546
7,757,000		Federal Home Loan Mortgage Corp. Notes, 0.750%—1.000%, 7/30/2014 - 9/22/2014	7,784,755
16,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.150%, 5/5/2014	15,995,667
57,500,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.125%—0.134%, 3/5/2014 - 3/27/2014	57,492,994
14,000,000		Federal National Mortgage Association Notes, 1.125%—2.750%, 3/13/2014 - 6/27/2014	14,021,148
		TOTAL GOVERNMENT AGENCIES	1,066,845,390
		U.S. TREASURY—2.7%
10,500,000		United States Treasury Notes, 0.250%, 4/30/2014	10,502,561
23,000,000		United States Treasury Notes, 0.250%, 6/30/2014	23,006,411
34,000,000		United States Treasury Notes, 4.750%, 5/15/2014	34,327,796
		TOTAL U.S. TREASURY	67,836,768
		REPURCHASE AGREEMENTS—54.1%
17,000,000	[3]	Interest in $354,000,000 joint repurchase agreement 0.06%, dated 1/24/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $354,035,400 on 3/25/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2044 and the market value of those underlying securities was $362,108,316.	17,000,000
48,000,000	[3]	Interest in $772,000,000 joint repurchase agreement 0.06%, dated 1/9/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $772,090,067 on 3/20/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $788,831,058.	48,000,000
22,000,000	[3]	Interest in $427,000,000 joint repurchase agreement 0.06%, dated 2/20/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $427,019,927 on 3/20/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2044 and the market value of those underlying securities was $437,665,814.	22,000,000
261,271,000		Interest in $4,000,000,000 joint repurchase agreement 0.07%, dated 2/28/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,000,023,333 on 3/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $4,080,110,316.	261,271,000
129,000,000		Interest in $890,000,000 joint repurchase agreement 0.06%, dated 2/26/2014 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $890,010,383 on 3/5/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $912,308,672.	129,000,000
30,000,000		Interest in $575,000,000 joint repurchase agreement 0.05%, dated 2/25/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $575,005,590 on 3/4/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2044 and the market value of those underlying securities was $586,953,889.	30,000,000
20,000,000		Interest in $400,000,000 joint repurchase agreement 0.06%, dated 2/26/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $400,004,667 on 3/5/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $408,233,878.	20,000,000
30,000,000		Interest in $585,000,000 joint repurchase agreement 0.06%, dated 2/27/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $585,006,825 on 3/6/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2043 and the market value of those underlying securities was $602,554,017.	30,000,000
30,000,000		Interest in $585,000,000 joint repurchase agreement 0.06%, dated 2/28/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $585,006,825 on 3/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $598,535,736.	30,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$42,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.10%, dated 1/10/2014 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,200,000 on 4/10/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2044 and the market value of those underlying securities was $824,114,865.	$42,000,000
350,000,000		Interest in $800,000,000 joint repurchase agreement 0.06%, dated 2/28/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $800,004,000 on 3/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2044 and the market value of those underlying securities was $822,271,816.	350,000,000
20,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.10%, dated 1/16/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,101,111 on 4/17/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2044 and the market value of those underlying securities was $409,762,459.	20,000,000
20,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.14%, dated 12/16/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,141,556 on 3/17/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2052 and the market value of those underlying securities was $411,427,222.	20,000,000
90,000,000		Interest in $300,000,000 joint repurchase agreement 0.06%, dated 2/28/2014 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $300,001,500 on 3/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/16/2054 and the market value of those underlying securities was $307,243,982.	90,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement 0.06%, dated 2/28/2014 under which Pershing LLC will repurchase securities provided as collateral for $100,000,500 on 3/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2044 and the market value of those underlying securities was $102,413,614.	90,000,000
25,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 1/17/2014 under which RBC Capital Market, LLC will repurchase securities provided as collateral for $500,100,000 on 4/17/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $510,457,335.	25,000,000
17,000,000	[3]	Interest in $340,000,000 joint repurchase agreement 0.09%, dated 1/2/2014 under which RBC Capital Market, LLC will repurchase securities provided as collateral for $340,076,500 on 4/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2043 and the market value of those underlying securities was $347,611,766.	17,000,000
51,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 12/4/2013 under which RBC Capital Market, LLC will repurchase securities provided as collateral for $1,000,250,000 on 3/5/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2044 and the market value of those underlying securities was $1,021,117,745.	51,000,000
31,000,000	[3]	Interest in $625,000,000 joint repurchase agreement 0.11%, dated 2/3/2014 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $625,173,785 on 5/6/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/16/2047 and the market value of those underlying securities was $638,222,384.	31,000,000
14,000,000	[3]	Interest in $275,000,000 joint repurchase agreement 0.11%, dated 2/5/2014 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $275,076,465 on 5/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agencies and a U.S. Treasury security with various maturities to 2/1/2044 and the market value of those underlying securities was $280,796,718.	14,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	1,337,271,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[4]	2,471,953,158
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	826,995
		TOTAL NET ASSETS—100%	$2,472,780,153
1	Discount rate(s) at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Directors (the “Directors”).
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Municipal Cash Series
Portfolio of Investments
February 28, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.2%[1,2]
		Alabama—1.2%
$3,200,000		Mobile, AL IDB, PCRBs (Series 2007B), 0.40% TOBs (Alabama Power Co.), Mandatory Tender 4/2/2014	$3,200,000
740,000		Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.080%, 3/6/2014	740,000
		TOTAL	3,940,000
		Arizona—8.5%
755,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.210%, 3/6/2014	755,000
7,221,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.190%, 3/6/2014	7,221,000
5,610,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Wells Fargo & Co. LOC), 0.120%, 3/6/2014	5,610,000
575,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 3/6/2014	575,000
2,100,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.120%, 3/6/2014	2,100,000
6,750,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.080%, 3/6/2014	6,750,000
3,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.110%, 3/6/2014	3,630,000
1,175,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.110%, 3/6/2014	1,175,000
		TOTAL	27,816,000
		California—0.6%
1,985,000		Oxnard, CA IDFA, (Series 2004) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 1.000%, 3/6/2014	1,985,000
		Colorado—4.1%
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.160%, 3/6/2014	3,300,000
250,000		Colorado HFA (Class I Bonds), (Series 2000A) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.190%, 3/6/2014	250,000
9,960,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/27/2014	9,960,000
		TOTAL	13,510,000
		Florida—5.7%
220,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.150%, 3/6/2014	220,000
5,685,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.220%, 3/5/2014	5,685,000
6,995,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645), 0.28% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 5/15/2014	6,995,000
5,880,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.160%, 3/7/2014	5,880,000
		TOTAL	18,780,000
		Georgia—11.1%
3,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.190%, 3/6/2014	3,350,000
1,000,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.090%, 3/5/2014	1,000,000
3,805,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.040%, 3/6/2014	3,805,000
7,500,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.040%, 3/3/2014	7,500,000
2,000,000		Fayette County, GA Hospital Authority, (Series 2009B) Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.040%, 3/5/2014	2,000,000
6,150,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.030%, 3/6/2014	6,150,000
11,405,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.030%, 3/6/2014	11,405,000
1,240,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.030%, 3/6/2014	1,240,000
		TOTAL	36,450,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—5.9%
$995,000		Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.300%, 3/6/2014	$995,000
1,675,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 3/6/2014	1,675,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.190%, 3/6/2014	1,000,000
3,935,000		Illinois Finance Authority—Solid Waste, (Series 2013) Weekly VRDNs (Kuusakoski US LLC)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 3/6/2014	3,935,000
2,600,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(BMO Harris Bank, N.A. LOC), 0.130%, 3/6/2014	2,600,000
3,300,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 3/5/2014	3,300,000
5,800,000		Orland Park, IL IDA, (Series 1996) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 3/5/2014	5,800,000
		TOTAL	19,305,000
		Indiana—1.7%
5,500,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens, N.A. LOC), 0.240%, 3/6/2014	5,500,000
		Kansas—0.8%
1,324,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.150%, 3/6/2014	1,324,000
1,510,000		Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.110%, 3/5/2014	1,510,000
		TOTAL	2,834,000
		Kentucky—0.7%
300,000		Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.340%, 3/6/2014	300,000
2,100,000		Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 1.150%, 3/6/2014	2,100,000
		TOTAL	2,400,000
		Louisiana—0.9%
2,400,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.190%, 3/6/2014	2,400,000
500,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.300%, 3/5/2014	500,000
		TOTAL	2,900,000
		Maine—0.6%
1,865,000		Dover-Foxcroft, ME, (Series 2005) Weekly VRDNs (Pleasant River Lumber Co.)/(Wells Fargo Bank, N.A. LOC), 0.140%, 3/5/2014	1,865,000
		Multi-State—9.9%
335,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.180%, 3/6/2014	335,000
579,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.180%, 3/6/2014	579,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, Weekly VRDPs (Series 2)/(GTD by Deutsche Bank AG), 0.130%, 3/6/2014	6,700,000
5,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., Weekly VRDPs (2,118 Series 1)/GTD by Barclays Bank PLC), 0.120%, 3/6/2014	5,000,000
5,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., Weekly VRDPs (Series 1)/(GTD by Deutsche Bank AG), 0.150%, 3/6/2014	5,000,000
5,000,000	[3,4]	Nuveen Premier Municipal Income Fund, Inc., Weekly VRDPs (1.277 Series 1)/(GTD by Barclays Bank PLC), 0.120%, 3/6/2014	5,000,000
10,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., Weekly VRDPs (Series 1)/(GTD by JPMorgan Chase Bank, N.A.), 0.110%, 3/6/2014	10,000,000
		TOTAL	32,614,000
		New Jersey—12.5%
6,000,000		Belmar, NJ, 1.00% BANs, 3/14/2014	6,000,529
1,500,000		Berkeley Heights Township, NJ, 1.00% BANs, 10/9/2014	1,504,078
3,000,000		Brigantine, NJ, (Series 2013C), 1.00% BANs, 12/11/2014	3,010,946
2,000,000		East Greenwich Township, NJ, (Series 2013B), 1.00% BANs, 11/12/2014	2,004,590
3,000,000		Evesham Township, NJ, 1.00% BANs, 10/17/2014	3,005,630
1,737,000		Freehold Borough, NJ, (Series 2013A), 1.00% BANs, 12/17/2014	1,740,152
1,400,000		Linden, NJ, 1.00% BANs, 12/18/2014	1,402,881
2,966,870		Mendham Borough, NJ, 1.25% BANs, 7/11/2014	2,974,874
10,000,000		New Jersey State, 2.00% TRANs, 6/26/2014	10,052,964
3,000,000		North Plainfield, NJ, 1.25% BANs, 6/9/2014	3,004,154

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$2,500,000		Union Township, NJ, (Series 2013), 1.00% BANs, 6/3/2014	$2,502,363
3,778,760		West Caldwell Township, NJ, 1.00% BANs, 5/1/2014	3,781,716
		TOTAL	40,984,877
		New York—10.1%
265,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 3/6/2014	265,000
1,310,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.280%, 3/6/2014	1,310,000
1,300,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.170%, 3/6/2014	1,300,000
16,000,000		New York State Mortgage Agency, (Series 135) Daily VRDNs (Barclays Bank PLC LIQ), 0.050%, 3/3/2014	16,000,000
14,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 1)/(GTD by Citibank NA, New York), 0.090%, 3/6/2014	14,500,000
		TOTAL	33,375,000
		North Carolina—0.5%
1,600,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.190%, 3/5/2014	1,600,000
		Ohio—15.7%
2,775,000		Butler County, OH, 0.40% BANs, 7/31/2014	2,775,000
3,900,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.040%, 3/6/2014	3,900,000
1,750,000		Cuyahoga Heights, OH, 1.00% BANs, 6/25/2014	1,751,930
1,100,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(Bank of New York Mellon LIQ), 0.030%, 3/6/2014	1,100,000
3,375,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 3/6/2014	3,375,000
1,290,000		Hamilton, OH, 1.00% BANs, 10/2/2014	1,293,017
6,750,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.030%, 3/6/2014	6,750,000
4,000,000		Lebanon, OH City School District, 1.00% BANs, 6/26/2014	4,009,651
2,000,000		Lebanon, OH City School District, 1.125% BANs, 5/7/2014	2,003,229
1,000,000		Lyndhurst, OH, (Series 2002) Weekly VRDNs (Hawken School)/(PNC Bank, N.A. LOC), 0.050%, 3/6/2014	1,000,000
3,000,000		Montgomery County, OH, (Series 2006A) Weekly VRDNs (Cambridge Commons Apartments)/(FHLB of Indianapolis LOC), 0.060%, 3/6/2014	3,000,000
1,000,000		North Ridgeville, OH CSD, 1.30% BANs, 5/1/2014	1,001,230
3,000,000		Norton, OH City School District, 1.00% BANs, 7/1/2014	3,007,222
11,000,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.050%, 3/5/2014	11,000,000
1,500,000		Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 3/6/2014	1,500,000
2,000,000		Streetsboro, OH City School District, 1.00% BANs, 7/1/2014	2,004,945
2,000,000		Willowick, OH, 0.75% BANs, 3/4/2015	2,006,960
		TOTAL	51,478,184
		South Carolina—1.3%
4,180,000		South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 0.240%, 3/6/2014	4,180,000
125,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.130%, 3/6/2014	125,000
		TOTAL	4,305,000
		Virginia—7.8%
3,000,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(U.S. Bank, N.A. LOC), 0.050%, 3/5/2014	3,000,000
2,975,000		Fairfax County, VA IDA, (Inova Health System), (Series 2012 C), MVRENs, 0.110%, 3/6/2014	2,975,000
3,000,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.030%, 3/5/2014	3,000,000
4,000,000		Virginia College Building Authority, (Series 2004) Weekly VRDNs (University of Richmond)/(U.S. Bank, N.A. LIQ), 0.030%, 3/5/2014	4,000,000
2,000,000		Virginia Small Business Financing Authority, (Series 2008A) Weekly VRDNs (Hampton University)/(PNC Bank, N.A. LOC), 0.030%, 3/6/2014	2,000,000
10,700,000	[3,4]	Virginia State Housing Development Authority, Stage Trust (Series 2008-47C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.150%, 3/6/2014	10,700,000
		TOTAL	25,675,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—0.6%
$2,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.290%, 3/6/2014	$2,000,000
	TOTAL MUNICIPAL INVESTMENTS—100.2% (AT AMORTIZED COST)[5]	329,317,061
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[6]	(798,449)
	TOTAL NET ASSETS—100%	$328,518,612
Securities that are subject to the federal alternative minimum tax (AMT) represent 57.4% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
*	At February 28, 2014, the portfolio securities were rated as follows:
*	Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
93.8%	6.2%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2014, these restricted securities amounted to $76,313,000, which represented 23.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2014, these liquid restricted securities amounted to $76,313,000, which represented 23.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CSD	—Central School District
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDFA	—Industrial Development Finance Authority
IDRB(s)	—Industrial Development Revenue Bond(s)
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCFA	—Pollution Control Finance Authority
PCRBs	—Pollution Control Revenue Bonds
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
5
Federated Prime Cash Series
Portfolio of Investments
February 28, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.2%
		Finance - Automotive—0.7%
$8,149,898	[1,2]	Enterprise Fleet Financing LLC 2013-2, Class A1, 0.290%, 8/20/2014	$8,149,898
14,106,193		Mercedes-Benz Auto Lease Trust 2013-B, Class A1, 0.260%, 12/15/2014	14,106,193
		TOTAL	22,256,091
		Finance - Equipment—0.5%
3,978,799		John Deere Owner Trust 2013-B, Class A1, 0.250%, 9/26/2014	3,978,799
9,733,138	[1,2]	Leaf Equipment Contract Backed Notes, (Series 2013-1), Class A1, 0.320%, 10/15/2014	9,733,138
		TOTAL	13,711,937
		TOTAL ASSET-BACKED SECURITIES	35,968,028
		CERTIFICATES OF DEPOSIT—32.7%
		Finance - Banking—32.7%
65,000,000		BNP Paribas SA, 0.220%, 6/6/2014	65,000,000
25,000,000	[3]	Bank of Montreal, 0.225%, 3/17/2014	25,000,000
10,000,000	[3]	Bank of Montreal, 0.228%, 3/6/2014	10,000,000
111,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200%—0.210%, 3/5/2014 - 4/28/2014	111,000,000
55,000,000		Credit Agricole Corporate and Investment Bank, 0.220%—0.230%, 3/3/2014 - 4/22/2014	55,000,000
15,000,000		Credit Suisse, Zurich, 0.230%, 5/30/2014	15,000,000
30,000,000		Credit Suisse, Zurich, 0.230%, 6/19/2014	30,000,000
20,000,000		Credit Suisse, Zurich, 0.230%, 6/24/2014	20,000,000
9,500,000		Deutsche Bank AG, 0.230%, 5/29/2014	9,500,000
50,000,000		Deutsche Bank AG, 0.240%, 4/30/2014	50,000,000
40,000,000	[3]	Deutsche Bank AG, 0.300%, 5/27/2014	40,000,000
93,000,000	[3]	JPMorgan Chase Bank, N.A., 0.415%, 3/21/2014	93,000,000
10,000,000		JPMorgan Chase Bank, N.A., 0.420%, 7/30/2014	10,000,000
54,000,000		Natixis, 0.240%, 3/10/2014 - 5/27/2014	54,000,000
75,000,000		Rabobank Nederland NV, Utrecht, 0.275%, 3/6/2014	74,997,139
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.270%, 3/3/2014	25,000,000
20,000,000	[3]	Royal Bank of Canada, Montreal, 0.333%, 4/4/2014	20,000,000
25,000,000		Standard Chartered Bank PLC, 0.200%, 5/14/2014	24,989,728
144,000,000		Sumitomo Mitsui Banking Corp., 0.220%—0.230%, 3/12/2014 - 7/3/2014	144,000,000
50,000,000	[3]	Toronto Dominion Bank, 0.215%, 3/18/2014	50,000,000
40,000,000		Toronto Dominion Bank, 0.240%—0.320%, 3/4/2014 - 7/10/2014	40,000,000
		TOTAL CERTIFICATES OF DEPOSIT	966,486,867
		COLLATERALIZED LOAN AGREEMENTS—14.6%
		Finance - Banking—14.6%
125,000,000		Barclays Capital, Inc., 0.203%, 3/28/2014 - 3/31/2014	125,000,000
47,000,000		Citigroup Global Markets, Inc., 0.568%—0.750%, 3/3/2014 - 4/25/2014	47,000,000
10,000,000		Goldman Sachs & Co., 0.274%, 3/5/2014	10,000,000
20,000,000		JPMorgan Securities LLC, 0.324%, 4/2/2014	20,000,000
76,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.365%—0.679%, 3/3/2014 - 5/21/2014	76,000,000
20,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.253%, 3/21/2014	20,000,000
25,000,000		Mizuho Securities USA, Inc., 0.456%, 3/14/2014	25,000,000
35,000,000		Pershing LLC, 0.314%—0.365%, 3/3/2014	35,000,000
25,000,000		RBC Capital Markets, LLC, 0.355%, 3/14/2014	25,000,000
50,000,000		Wells Fargo Securities, LLC, 0.375%, 3/24/2014 - 3/31/2014	50,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	433,000,000
1

Principal Amount			Value
		COMMERCIAL PAPER—28.2%[4]
		Aerospace/Auto—0.4%
$13,600,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.240%—0.270%, 3/4/2014 - 3/28/2014	$13,598,133
		Containers & Packaging—0.2%
5,000,000	[1,2]	Bemis Co., Inc., 0.240%, 3/14/2014	4,999,567
		Electric Power—0.2%
6,200,000		Virginia Electric & Power Co., 0.240%, 3/10/2014	6,199,628
		Finance - Banking—15.7%
5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.331%, 8/5/2014	4,992,804
105,646,000		ING (U.S.) Funding LLC, 0.210%, 4/17/2014 - 5/15/2014	105,609,813
25,000,000	[1,2]	LMA-Americas LLC, 0.240%, 4/11/2014	24,993,167
50,000,000	[1,2]	Matchpoint Master Trust, 0.210%, 5/19/2014	49,976,958
31,100,000	[1,2]	Mizuho Funding LLC, 0.200%, 3/27/2014	31,095,508
144,500,000	[1,2]	Nationwide Building Society, 0.210%—0.250%, 3/11/2014 - 4/9/2014	144,482,405
25,000,000	[1,2]	Northern Pines Funding LLC, 0.210%, 3/28/2014	24,996,063
70,000,000		PNC Bank, N.A., 0.300%, 11/4/2014	70,000,000
9,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.225%, 5/2/2014	8,996,512
		TOTAL	465,143,230
		Finance - Commercial—4.7%
75,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.230%, 3/26/2014	74,988,021
50,000,000		General Electric Capital Corp., 0.220%, 5/9/2014	49,978,917
14,000,000	[1,2]	Versailles Commercial Paper LLC, 0.220%, 3/11/2014	13,999,144
		TOTAL	138,966,082
		Finance - Retail—3.4%
25,000,000	[1,2]	Chariot Funding LLC, 0.301%, 3/14/2014	24,997,292
75,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.301%, 3/27/2014 - 7/1/2014	74,963,750
		TOTAL	99,961,042
		Oil & Oil Finance—0.9%
14,500,000	[1,2,3]	Devon Energy Corp., 0.306%, 3/25/2014	14,500,000
11,000,000		Motiva Enterprises LLC, 0.240%, 3/6/2014	10,999,633
		TOTAL	25,499,633
		Sovereign—2.2%
65,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.235%—0.250%, 4/17/2014 - 6/20/2014	64,962,857
		Telecommunications—0.5%
14,100,000	[1,2]	NBCUniversal Enterprise, Inc., 0.240%, 3/7/2014	14,099,436
		TOTAL COMMERCIAL PAPER	833,429,608
		CORPORATE BONDS—1.1%
		Finance - Commercial—1.1%
19,600,000		General Electric Capital Corp., 5.500%, 6/4/2014	19,862,931
800,000		General Electric Capital Corp., 5.650%, 6/9/2014	811,575
12,339,000		General Electric Capital Corp., 5.900%, 5/13/2014	12,476,511
		TOTAL CORPORATE BONDS	33,151,017
		LOAN PARTICIPATION—1.2%
		Chemicals—1.2%
35,000,000		DuPont Teijin Films U.S. LP, (GTD by DuPont (E.I.) de Nemours & Co.), 0.400%, 3/27/2014	35,000,000
		NOTES - VARIABLE—13.9%[3]
		Aerospace/Auto—2.4%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.242%, 4/14/2014	50,000,000
20,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.242%, 4/14/2014	20,000,000
		TOTAL	70,000,000
		Finance - Banking—8.9%
1,415,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 3/7/2014	1,415,000
2

Principal Amount			Value
		NOTES - VARIABLE—continued[3]
		Finance - Banking—continued
$50,000,000		Australia & New Zealand Banking Group, Melbourne, 0.407%, 3/4/2014	$50,000,000
9,000,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Shares (Series T0009), 0.110%, 3/3/2014	9,000,000
3,190,000		Brazos River Authority, TX, (Series 2001I), (Citibank NA, New York LOC), 0.200%, 3/5/2014	3,190,000
14,515,000		Carew Realty, Inc., (Series 2012), (Fifth Third Bank, Cincinnati LOC), 0.300%, 3/6/2014	14,515,000
4,000,000		Collier County, FL IDA, (Series 2005), (SunTrust Bank LOC), 0.220%, 3/5/2014	4,000,000
1,000,000		District of Columbia Revenue, (Series 2007), (SunTrust Bank LOC), 0.210%, 3/5/2014	1,000,000
3,225,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 3/7/2014	3,225,000
1,450,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 3/7/2014	1,450,000
10,000,000	[1,2]	Illinois State, Taxable P-FLOATs (TNP-1008), 0.350%, 3/3/2014	10,000,000
76,035,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.140%, 3/3/2014	76,035,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 3/4/2014	50,000,000
13,800,000		New Hampshire Business Finance Authority, (Series 2008), (RBS Citizens, N.A. LOC), 0.280%, 3/3/2014	13,800,000
14,480,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 0.270%, 3/6/2014	14,480,000
2,770,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.210%, 3/7/2014	2,770,000
8,500,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.160%, 3/5/2014	8,500,000
		TOTAL	263,380,000
		Finance - Commercial—0.4%
12,725,000	[1,2]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.150%, 3/6/2014	12,725,000
		Finance - Retail—1.1%
32,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.710%, 3/17/2014	32,000,000
		Government Agency—0.9%
17,835,000		BBC Enterprises LLC, (Series 2007), (FHLB of San Francisco LOC), 0.090%, 3/6/2014	17,835,000
9,960,000		Capital Trust Agency, FL, (FNMA LOC), 0.130%, 3/6/2014	9,960,000
		TOTAL	27,795,000
		Metals—0.2%
6,000,000		St. James Parish, LA, (Series 2010A-1), (GTD by Nucor Corp.), 0.310%, 3/5/2014	6,000,000
		TOTAL NOTES - VARIABLE	411,900,000
		SHORT-TERM MUNICIPAL—1.7%
		Municipal—1.7%
50,000,000		New Jersey State, 2.000%, 6/26/2014	50,264,820
		REPURCHASE AGREEMENTS—5.4%
58,894,000		Interest in $4,000,000,000 joint repurchase agreement 0.07%, dated 2/28/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,000,023,333 on 3/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $4,080,110,316.	58,894,000
100,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.06%, dated 2/28/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,000,010,000 on 3/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 3/16/2046 and the market value of those underlying securities was $2,050,709,292.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	158,894,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	2,958,094,340
		OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	1,287,901
		TOTAL NET ASSETS—100%	$2,959,382,241
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2014, these restricted securities amounted to $707,288,141, which represented 23.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2014, these liquid restricted securities amounted to $707,288,141, which represented 23.9% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
3

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDA	—Industrial Development Authority
LOC	—Letter of Credit
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipt
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate Municipal Term Preferreds
4
Federated Treasury Cash Series
Portfolio of Investments
February 28, 2014 (unaudited)
Principal Amount			Value
		U.S. TREASURY—36.9%
$50,000,000	[1]	United States Treasury Bills, 0.045%, 5/29/2014	$49,994,437
100,000,000	[1]	United States Treasury Bills, 0.105%, 5/15/2014	99,978,125
171,550,000		United States Treasury Notes, 0.250%—1.875%, 4/30/2014	171,911,689
223,500,000		United States Treasury Notes, 0.250%—2.250%, 5/31/2014	224,239,155
45,000,000		United States Treasury Notes, 0.500%, 8/15/2014	45,082,684
32,750,000		United States Treasury Notes, 0.625%, 7/15/2014	32,803,892
123,750,000		United States Treasury Notes, 1.000%—4.750%, 5/15/2014	124,643,847
8,500,000		United States Treasury Notes, 1.250%, 4/15/2014	8,511,131
20,000,000		United States Treasury Notes, 1.750%, 3/31/2014	20,028,011
12,000,000		United States Treasury Notes, 2.375%, 8/31/2014	12,132,723
34,750,000		United States Treasury Notes, 2.375%, 10/31/2014	35,268,489
33,000,000		United States Treasury Notes, 2.625%, 6/30/2014	33,269,253
25,000,000		United States Treasury Notes, 2.625%, 7/31/2014	25,267,534
8,250,000		United States Treasury Notes, 2.625%, 12/31/2014	8,418,480
7,000,000		United States Treasury Notes, 4.250%, 11/15/2014	7,203,209
		TOTAL U.S. TREASURY	898,752,659
		REPURCHASE AGREEMENTS—67.2%
45,000,000	[2]	Interest in $940,000,000 joint repurchase agreement 0.04%, dated 2/19/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $940,028,200 on 3/18/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $958,812,802.	45,000,000
33,000,000	[2]	Interest in $417,000,000 joint repurchase agreement 0.05%, dated 1/24/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $417,034,750 on 3/25/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $425,362,528.	33,000,000
262,299,000		Interest in $4,000,000,000 joint repurchase agreement 0.07%, dated 2/28/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,000,023,333 on 3/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $4,080,110,316.	262,299,000
49,000,000	[2]	Interest in $600,000,000 joint repurchase agreement 0.06%, dated 2/3/2014 under which Bank of Montreal will repurchase securities provided as collateral for $600,091,000 on 5/5/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $612,028,653.	49,000,000
78,000,000	[2]	Interest in $924,000,000 joint repurchase agreement 0.06%, dated 2/20/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $924,044,660 on 3/21/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $942,497,345.	78,000,000
40,000,000		Interest in $465,000,000 joint repurchase agreement 0.05%, dated 2/26/2014 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $465,004,521 on 3/5/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $474,303,349.	40,000,000
250,000,000		Interest in $4,000,000,000 joint repurchase agreement 0.05%, dated 2/28/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,016,667 on 3/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2020 and the market value of those underlying securities was $4,080,017,071.	250,000,000
250,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.05%, dated 2/28/2014 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,006,250 on 3/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $1,530,453,149.	250,000,000
100,000,000	[2]	Interest in $1,190,000,000 joint repurchase agreement 0.04%, dated 1/27/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,190,044,956 on 3/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $1,213,845,962.	100,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$55,000,000	[2]	Interest in $640,000,000 joint repurchase agreement 0.05%, dated 2/7/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $640,031,111 on 3/14/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2021 and the market value of those underlying securities was $652,821,833.	$55,000,000
104,000,000	[2]	Interest in $1,175,000,000 joint repurchase agreement 0.06%, dated 2/28/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,175,062,667 on 4/4/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $1,198,502,030.	104,000,000
80,000,000		Interest in $925,000,000 joint repurchase agreement 0.05%, dated 2/28/2014 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $925,008,993 on 3/7/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $943,504,774.	80,000,000
250,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.05%, dated 2/28/2014 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,008,333 on 3/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2022 and the market value of those underlying securities was $2,040,008,572.	250,000,000
43,000,000		Interest in $500,000,000 joint repurchase agreement 0.05%, dated 2/28/2014 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,004,861 on 3/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $510,002,175.	43,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	1,639,299,000
		TOTAL INVESTMENTS—104.1% (AT AMORTIZED COST)[3]	2,538,051,659
		OTHER ASSETS AND LIABILITIES - NET—(4.1)%[4]	(100,232,607)
		TOTAL NET ASSETS—100%	$2,437,819,052
1	Discount rate(s) at time of purchase.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Cash Trust Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014